Stockholder's Equity (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended		12 Months Ended
	Oct. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Mar. 31, 2013
Stockholder's Equity
Quarterly dividend amount declared per common shares (per share)	$ 0.49	$ 0.48	$ 1.93	$ 1.85	$ 1.81
Number of years from contribution date or, if earlier, the date upon which the pension plan trust is fully funded as determined by GAAP, AT&T has the right to purchase from the pension plan trust some or all of the preferred equity interest (years)			7 years
Preferred Equity Interest Purchase Rights Description			After a period of five years from the contribution or, if earlier, the date upon which the pension plan trust is fully funded as determined under GAAP, AT&T has a right to purchase from the pension plan trust some or all of the preferred equity interest at the greater of the fair market value or minimum liquidation value plus any unpaid cumulative dividends. In addition, AT&T will have the right to purchase the preferred equity interest in the event AT&T’s ownership of Mobility is less than 50% or there is a transaction that results in the transfer of 50% or more of the pension plan trust’s assets to an entity not under common control with AT&T (collectively, a change of control). The pension plan trust has the right to require AT&T to purchase the preferred equity interest at the greater of their fair market value or minimum liquidation value plus any unpaid cumulative dividends, and in installments, as specified in the contribution agreement upon the occurrence of any of the following: (1) at any time if the ratio of debt to total capitalization of Mobility exceeds that of AT&T, (2) the date on which AT&T Inc. is rated below investment grade for two consecutive calendar quarters, (3) upon a change of control if AT&T does not exercise its purchase option, or (4) at any time after a seven-year period from the contribution date. In the event AT&T elects or is required to purchase the preferred equity interest, AT&T may elect to settle the purchase price in cash or shares of AT&T common stock or a combination thereof. Because the preferred equity interest was not considered outstanding for accounting purposes at year-end, it did not affect the calculation of earnings per share for any of the periods presented.
Equity, Class of Treasury Stock [Line Items]
Authorized common shares (in shares)		14,000,000,000	14,000,000,000	14,000,000,000
Authorized preferred shares (in shares)		10,000,000	10,000,000	10,000,000
Preferred stock outstanding (in shares)		0	0	0
Common Class A [Member]
Equity, Class of Treasury Stock [Line Items]
Treasury Stock, Shares, Acquired			11,000,000	8,000,000
Treasury Stock, Value, Acquired, Cost Method			$ 444	$ 269
Common Class A [Member] | Stock Repurchase Program March 2014 [Member]
Equity, Class of Treasury Stock [Line Items]
Stock Repurchase Program, Number of Shares Authorized to be Repurchased						300,000,000
Common Class A [Member] | Stock Repurchase Program March 2013 [Member]
Equity, Class of Treasury Stock [Line Items]
Stock Repurchase Program, Number of Shares Authorized to be Repurchased							300,000,000